SHARE-BASED COMPENSATION (Schedule of Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 645	$ 1,363	$ 3,171
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	71	188	504
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	181	488	752
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	63	204	765
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 330	$ 483	$ 1,150